CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 101	$ 151
Other comprehensive income (loss), net of tax
Unrealized loss on cash flow hedges	(42)	(23)
Changes in retirement plans' funded status	11	34
Foreign currency translation	55	68
Unrealized loss on available for sale securities		(1)
Share of other comprehensive income of entities using the equity method	(4)	9
Other comprehensive income, net of tax	20	87
Comprehensive income	121	238
Less: comprehensive income attributable to noncontrolling interests	1	30
Comprehensive income attributable to CNH Industrial N.V.	$ 120	$ 208